VARIABLE INTEREST ENTITIES (Tables)	12 Months Ended
Dec. 31, 2015
Rubicon LLC, Pacific Iron Products, Arabian Amines and Sasol Huntsman GmbH, Co. KG and Viance
Identification of variable interest entities through investments and transactions
Schedule of assets and liabilities of variable interest entities included in consolidated balance sheets

        The following table summarizes the carrying amount of our variable interest entities' assets and liabilities included in our consolidated balance sheets, before intercompany eliminations, as of December 31, 2015 and 2014 (dollars in millions):

	December 31,
	2015	2014
Current assets	$121	$186
Property, plant and equipment, net	307	340
Other noncurrent assets	95	70
Deferred income taxes	35	50
Intangible assets	36	39
Goodwill	13	14

Total assets	$607	$699

Current liabilities	$159	$356
Long-term debt	140	42
Deferred income taxes	11	9
Other noncurrent liabilities	54	97

Total liabilities	$364	$504